BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Business Description and Basis Of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]

1.     BUSINESS AND BASIS OF PRESENTATION

 Basis of Presentation:     Gentium S.p.A. (“Gentium,” the “Company,” “we,” or “our”) is a biopharmaceutical company focused on the development and manufacture of our primary product candidate, defibrotide, an investigational drug based on a mixture of single-stranded and double-stranded DNA extracted from pig intestines. Our development of defibrotide has been focused on the treatment and prevention of a disease called hepatic veno occlusive, or VOD, a condition that occurs when veins in the liver are blocked as a result of certain cancer treatments, such as chemotherapy or radiation, that are administered prior to stem cell transplantation. Severe VOD is the most extreme form of VOD and is linked to multiple-organ failure and high rates of morbidity and mortality.

Defibrotide has been given “orphan” status by the U.S. Food and Drug Administration, or FDA, the European Medicines Agency, or EMA, and the Korean Food and Drug Administration, or KFDA, which means that we will have limited market exclusivity upon regulatory approval.

Defibrotide has also been granted “fast-track product” designation by the FDA for the treatment of severe VOD prior to stem cell transplantation. Currently, to the best of our knowledge, there are no FDA or EMA approved treatments for this life-threatening disease. While we have not yet obtained regulatory approval to market defibrotide, we are authorized to distribute defibrotide on a pre-approval basis under a treatment investigational new drug, or IND, protocol, which we call our cost recovery program, in the U.S., and through a named-patient program, or NPP, throughout the rest of the world.

We have completed two clinical trials, a Phase III trial of defibrotide for the treatment of severe VOD in the U.S., Canada and Israel and a Phase II/III pediatric trial in Europe for the prevention of VOD.

On May 10, 2011, we announced the filing of our marketing authorization application, or MAA, for defibrotide for the treatment and prevention of hepatic VOD in adults and children, with the EMA under a centralized procedure. As part of the application review process, we have recently been asked to provide Oral Explanations to the EMA’s Committee for Medicinal Products for Human Use, or CHMP. We expect the CHMP to issue a final opinion with respect to our MAA for defibrotide in the fourth quarter of 2012.

On July 6, 2011, we announced the filing of our new drug application, or NDA, with the FDA for defibrotide for the treatment of hepatic VOD in adults and children undergoing hematopoietic stem-cell transplantation. On August 17, 2011, we announced our voluntary withdrawal of our NDA following correspondence from the FDA identifying several potential “Refuse to File” issues regarding, among other things, the completeness and accuracy of our datasets. We have begun implementing a remediation plan, which includes an analysis of the issues raised by the FDA, and the engagement of contract research organizations, or CROs, and several outside consultants to assist us in addressing the issues raised by the FDA. Currently, we are working with these CROs and consultants to conduct additional quality reviews of the original datasets and databases.

We continue to work on our U.S. regulatory strategy with our commercial partner, Sigma-Tau Finanziaria S.p.A. and its affiliate, Sigma-Tau Pharmaceuticals, Inc., to which we have licensed our commercial rights to use defibrotide for both the treatment and prevention of VOD in North America, Central America and South America (collectively, the “Americas”). We have entered into a supply and distribution agreement with IDIS Limited, whereby IDIS agreed to be the exclusive supplier of defibrotide on a named-patient supply basis in certain European countries and in certain territories in other parts of the world. We have also entered into license and/or supply and distribution agreements with specialized regional partners for the distribution of defibrotide on a named-patient supply basis in the following territories: Turkey, Israel, the Palestinian Authority, Australia, New Zealand, Sweden, Denmark, Norway, Iceland, Finland, Latvia, Lithuania and Estonia; and some of these partners have also agreed to assist us with local registration, marketing authorization, reimbursement, marketing, sales and distribution and medical affairs activities following regulatory approval, if any.

In accordance with our overall strategy, we have appointed our commercial leadership team, which is currently responsible for, among other things, market research and pharmacoeconomics analysis, and will be responsible for marketing defibrotide in the major European countries upon regulatory approval, if any. In August 2011, we formed a wholly-owned subsidiary, Gentium GmbH, organized under the laws of Switzerland, as the headquarters for our commercial operations.

We have a manufacturing plant in Italy where we produce active pharmaceutical ingredients, or APIs, such as the defibrotide compound, urokinase and sulglicotide. These APIs are subsequently used to make the finished forms of various drugs. With respect to defibrotide, we have contracted with Patheon S.p.A. to process the defibrotide compound into its finished form, defibrotide, at Patheon’s manufacturing facility. We believe that we are the sole worldwide producer of defibrotide. Our operating assets are located in Italy.

The accompanying unaudited consolidated financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 and 2011 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. These consolidated financial statements are denominated in the currency of the European Union (the Euro or €). Unless otherwise indicated, all amounts are reported in thousands of Euro or U.S. dollars, except share and per share data.